Investment Securities - Schedule Of FHN's Investment Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt securities, available-for-sale:
Amortized Cost	$ 4,717,181
Securities available for sale, fair value	4,626,470	$ 5,170,255
Fair Value		5,170,255
Securities held-to-maturity:
Amortized Cost	10,000	10,000
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(157)	(99)
Fair Value	9,843	9,901
Securities pledged and sold	3,800,000	4,000,000
FHLB-Cincinnati Stock
Securities held-to-maturity:
Restricted Investments		87,900
FRB
Securities held-to-maturity:
Restricted Investments		134,600
U.S. treasuries
Debt securities, available-for-sale:
Amortized Cost	100
Gross Unrealized Gains	0
Gross Unrealized Losses	(2)
Securities available for sale, fair value	98
Amortized Cost		100
Gross Unrealized Gains		0
Gross Unrealized Losses		(1)
Fair Value		99
Government agency issued mortgage-backed securities (“MBS”)
Debt securities, available-for-sale:
Amortized Cost	2,473,687
Gross Unrealized Gains	4,819
Gross Unrealized Losses	(58,400)
Securities available for sale, fair value	2,420,106
Amortized Cost		2,580,442
Gross Unrealized Gains		10,538
Gross Unrealized Losses		(13,604)
Fair Value		2,577,376
Government agency issued collateralized mortgage obligations (“CMO”)
Debt securities, available-for-sale:
Amortized Cost	2,006,488
Gross Unrealized Gains	888
Gross Unrealized Losses	(48,681)
Securities available for sale, fair value	1,958,695
Amortized Cost		2,302,439
Gross Unrealized Gains		1,691
Gross Unrealized Losses		(34,272)
Fair Value		2,269,858
Other U.S. government agencies
Debt securities, available-for-sale:
Amortized Cost	149,050
Gross Unrealized Gains	809
Gross Unrealized Losses	(73)
Securities available for sale, fair value	149,786
Corporates and other debt
Debt securities, available-for-sale:
Amortized Cost	55,383
Gross Unrealized Gains	388
Gross Unrealized Losses	(461)
Securities available for sale, fair value	55,310
Amortized Cost		55,799
Gross Unrealized Gains		23
Gross Unrealized Losses		(40)
Fair Value		55,782
State and municipalities
Debt securities, available-for-sale:
Amortized Cost	32,473
Gross Unrealized Gains	314
Gross Unrealized Losses	(214)
Securities available for sale, fair value	32,573
Equity and other
Debt securities, available-for-sale:
Amortized Cost		265,863
Gross Unrealized Gains		7
Gross Unrealized Losses		0
Fair Value		265,870
Available-for-sale securities, excluding interest only strips
Debt securities, available-for-sale:
Amortized Cost	4,717,181
Gross Unrealized Gains	7,218
Gross Unrealized Losses	(107,831)
Securities available for sale, fair value	4,616,568
Amortized Cost		5,204,643
Gross Unrealized Gains		12,259
Gross Unrealized Losses		(47,917)
Fair Value		5,168,985
SBA - interest only strips
Debt securities, available-for-sale:
Securities available for sale, fair value	9,902
Fair Value		1,270
Corporates and other debt
Securities held-to-maturity:
Amortized Cost	10,000	10,000
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(157)	(99)
Fair Value	$ 9,843	$ 9,901